Income Taxes - Components of Company's Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Net operating loss carryovers	$ 10,757	$ 9,986
R&D credits and other tax credits	1,540	1,455
Compensation	60	71
Other	947	876
Total deferred tax assets	13,304	12,388
Deferred tax liabilities
Less valuation allowance	(13,304)	(12,388)
Deferred tax assets, net	0	0
Predecessor Company [Member]
Deferred tax assets
Net operating loss carryovers	35,901	31,135
R&D credits and other tax credits	8,312	8,641
Intangibles	130	379
Stock options	438	2,255
Compensation	47	452
Deferred revenue		2,642
Other	88	62
Total deferred tax assets	44,916	45,566
Deferred tax liabilities
Right-of-use asset	46
Total net deferred tax assets	44,870	45,566
Less valuation allowance	(44,870)	(45,566)
Net deferred tax assets	$ 0	$ 0